Investment Property, Net	12 Months Ended
Dec. 31, 2023
Investment Property, Net [Abstract]
Investment property, net

Note 14. Investment property, net

Exito Group’s investment properties are business premises and land held to generate income from operating leases or future appreciation of their value.

The net balance of investment properties is shown below:

	As at December 31,
	2023	2022
Land	263,172	312,399
Buildings	1,671,190	1,744,190
Constructions in progress	22,613	109,563
Total cost of investment properties	1,956,975	2,166,152
Accumulated depreciation	(295,673)	(317,665)
Impairment	(7,957)	(7,259)
Total investment properties, net	1,653,345	1,841,228

The movement of the cost of investment properties, accumulated depreciation and impairment loss during the reporting periods is shown below:

Cost	Land	Buildings	Constructions in progress	Total
Balance at December 31, 2021	281,119	1,597,106	29,059	1,907,284
Additions	-	1,618	80,220	81,838
Increase from transfers from property, plant and equipment	1,643	11,128	2,860	15,631
Increase from transfers from non-current assets held for sale	1,229	1,844	-	3,073
(Decreases) increases from transfers between accounts of Investment property.	-	2,756	(2,756)	-
Disposals and derecognition	(39)	(1,844)	-	(1,883)
Effect of exchange differences on the translation into presentation currency	8,852	(88,535)	(262)	(79,945)
Hyperinflation adjustments	20,175	220,592	569	241,336
Other	(580)	(475)	(127)	(1,182)
Balance at December 31, 2022	312,399	1,744,190	109,563	2,166,152
Additions	-	16,280	40,408	56,688
Increase from transfers from property, plant and equipment	-	16,184	(15,839)	345
Increase (decrease) from movements between investment properties accounts	-	109,846	(109,846)	-
Effect of exchange differences on the translation into presentation currency	(47,548)	(386,052)	(972)	(434,572)
(Decrease) from transfers (to) other balance sheet accounts – inventories (1)	(17,227)	-	-	(17,227)
Hyperinflation adjustments	15,553	175,278	446	191,277
Other	(5)	(4,536)	(1,147)	(5,688)
Balance at December 31, 2023	263,172	1,671,190	22,613	1,956,975

Accumulated depreciation	Buildings
Balance at December 31, 2020	179,820
Depreciation expenses	30,180
Increase arising from transfers from property, plant and equipment accounts	16
Disposals and derecognition	(71)
Effect of exchange differences on the translation into presentation currency	(1,741)
Hyperinflation adjustments	33,365
Other	(221)
Balance at December 31, 2021	241,348
Depreciation expenses	31,174
Decrease arising from transfers (to) property, plant and equipment accounts	(526)
Disposals and derecognition	(189)
Effect of exchange differences on the translation into presentation currency	(21,452)
Increase from transfers from non-current assets held for sale	870
Hyperinflation adjustments	66,589
Other	(149)
Balance at December 31, 2022	317,665
Depreciation expenses	31,389
Effect of exchange differences on the translation into presentation currency	(107,033)
Hyperinflation adjustments	54,835
Other	(1,183)
Balance at December 31, 2023	295,673

Impairment	Land	Buildings	Total
Balance at December 31, 2020	1,668	6,593	8,261
Impairment loss	336	7,538	7,874
Reversal of Impairment loss	(192)	(868)	(1,060)
Disposals and derecognition	-	(5,384)	(5,384)
Balance at December 31, 2021	1,812	7,879	9,691
Impairment loss	-	556	556
Reversal of Impairment loss	(173)	(2,259)	(2,432)
Disposals and derecognition	-	(556)	(556)
Balance at December 31, 2022	1,639	5,620	7,259
Impairment loss	209	489	698
Balance at December 31, 2023	1,848	6,109	7,957

(1)	Corresponds to the transfer of the Éxito Occidente investment property to inventory of real estate projects (Note 11.1).

At December 31, 2023 and 2022, there are no limitations or liens imposed on investment property that restrict realization or tradability thereof.

At December 31, 2023 and 2022, the Exito Group is not committed to acquire, build or develop new investment property.

Information about impairment testing is disclosed in Note 34.

In Note 35 discloses the fair value of investment property, based on the appraisal carried out by an independent third party.

During the years ended December 31, 2023, 2022 and 2021 the results at the Exito Group from the investment property are as follows:

	Year ended December 31,
	2023	2022	2021
Lease rental income	375,832	340,746	300,541
Operating expense related to leased investment properties	(86,130)	(75,031)	(75,210)
Operating expense related to investment properties that are not leased	(41,857)	(81,306)	(71,138)
Net gain from investment property	247,845	184,409	154,193